Acquisition of Biostrand - Summary of Changes in Value of Subsequent Payments (Detail) - BioStrand B.V. [Member] - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Disclosure of detailed information about business combination [line items]
Beginning balance	$ 1,305	$ 0
Amount at date of acquisition		1,317
Foreign exchange	45	(12)
Accretion	27
Working capital adjustment	(68)
Deferred acquisition payment	(592)
Ending balance	717	$ 1,305
Less: Current portion	(439)
Non-current portion	$ 278